CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 128,851	$ 160,475
Restricted cash	10,059	11,296
Margin deposits (Note 12)	5,936	6,153
Accounts receivable	26,242	25,273
Capitalized voyage expenses	1,061	1,601
Due from related companies (Note 2)	22,405	20,786
Advances and other	15,855	18,019
Vessels held for sale (Note 4)	0	54,000
Inventories	24,721	21,813
Prepaid insurance and other	1,161	1,416
Current portion of financial instruments-Fair value (Notes 7,12)	768	642
Total current assets	237,059	321,474
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 7,12)	513	0
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	103,900	67,110
LONG TERM RECEIVABLES (Note 4)	35,570	27,294
FIXED ASSETS (Note 4)
Advances for vessels under construction	78,071	49,030
Vessels	3,590,023	3,618,309
Accumulated depreciation	(1,048,071)	(1,003,197)
Vessels’ Net Book Value	2,541,952	2,615,112
Total fixed assets	2,620,023	2,664,142
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	38,432	32,255
Total assets	3,035,497	3,112,275
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	182,448	232,428
Payables	64,027	55,291
Due to related companies (Note 2)	4,685	4,003
Dividends payable	2,032	0
Accrued liabilities	37,337	40,551
Unearned revenue (Note 3)	8,341	12,623
Current portion of obligations under operating leases (Note 4)	30,345	20,976
Current portion of financial liability (Note 4)	980	905
Current portion of financial instruments - Fair value (Notes 7,12)	11,452	15,263
Total current liabilities	341,647	382,040
LONG-TERM DEBT, net of current portion (Note 6)	1,232,609	1,267,929
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	73,555	46,134
FINANCIAL LIABILITY, net of current portion	3,703	4,243
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 7,12)	15,730	30,111
STOCKHOLDERS’ EQUITY (Note 8):
Preferred shares	15,070	16,640
Common shares, $ 5.00 par value; 35,000,000 shares authorized at June 30, 2021 and December 31, 2020; 20,437,952 shares issued and 19,759,779 shares outstanding at June 30, 2021 and 19,194,615 shares issued and 18,215,679 outstanding at December 31, 2020, respectively	102,190	95,973
Additional paid-in capital	943,812	949,090
Cost of treasury stock	(6,791)	(9,834)
Accumulated other comprehensive loss	(26,531)	(36,994)
Retained earnings	294,089	338,800
Total Tsakos Energy Navigation Limited stockholders’ equity	1,321,839	1,353,675
Non-controlling Interest	46,414	28,143
Total stockholders’ equity	1,368,253	1,381,818
Total liabilities and stockholders’ equity	$ 3,035,497	$ 3,112,275